Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Litman Gregory Masters Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Litman Gregory Masters Value Fund (the "Value Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Value Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Value Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Value Fund's performance. During the most recent fiscal year, the Value Fund's
		portfolio turnover rate was 18.59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.59%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Value Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.01% of expenses that Litman Gregory voluntarily waived.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Value
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Value Fund's operating expenses remain the same (taking into account the contractual expense
		waiver only in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Litman Gregory, the advisor to the Value Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a particularly high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Value Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Value Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. The Value Fund is non-diversified, which means that the securities laws do not limit the percentage of assets it may invest in any one issuer, and therefore, it may hold larger positions in a smaller number of individual securities than a diversified fund. The Value Fund typically invests in the securities of mid- and large-sized
U. S. companies, although the managers have the flexibility to invest in the securities of small companies. Additionally, up to 50% of the Value Fund's net assets may be invested in foreign securities, including in emerging markets. And, to a much smaller extent, the Value Fund also invests in distressed companies, which Litman Gregory considers to be companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. The Value Fund's investments in distressed companies typically involve the purchase of high-yield bonds ("junk bonds"), bank debt or other indebtedness of such companies. The Value Fund may invest in junk bonds rated BB
(or lower) or Ba (or lower), by Standard & Poor's or Moody's Investor Services, respectively. By executing this strategy, the Value Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;
   and

·  deliver a value-oriented portfolio that is prudently varied in terms of the number of stocks.

All of the managers selected to pick securities for the Value Fund utilize a value approach to stock selection. In general, value investors seek to invest in companies whose stocks they deem to be undervalued. Their value analysis may focus on metrics such as earnings, cash flow, private market value, intrinsic value, liquidation value or other factors. In assessing a company, a value investor will review financial statements and may assess the quality of management, competitive forces, industry outlook, capital structure, lifecycle issues, growth potential and other factors. At times, stocks of companies undergoing temporary hardships may be purchased. Each of the Value Fund's managers has their own unique approach to company analysis and may define value differently.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment
		criteria; or (5) for other portfolio management reasons.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Investment in stocks exposes shareholders of the Value Fund to the risk of losing money if the value of the stocks held by the Value Fund declines during the period an investor owns shares in the Value Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Value Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Value Fund.

·  Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Value Fund may have a greater impact on the Value Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

·  Foreign Company and Emerging Markets Risk. The Value Fund may invest a portion of its assets in securities of companies based outside of the United
   States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Smaller Companies Risk. The Value Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Distressed Companies Risk. The Value Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

·  Multi-Style Management Risk. Because portions of the Value Fund's assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses
		compared to a fund using a single investment management style.
Risk, Lose Money	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the Value Fund to the risk of losing money if the value of the stocks held by the Value Fund declines during the period an investor owns shares in the Value Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Value Fund may have a greater impact on the Value Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Value Fund. The bar chart shows changes in the performance of the Value Fund's Institutional Class shares from year to year. The table below shows how the Value Fund's average annual returns for the 1-year, 5-year and
10-year periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Value Fund will perform in the future. Updated performance information
		is available on the Value Fund's website at www.mastersfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Value Fund. The bar chart shows changes in the performance of the Value Fund's Institutional Class shares from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Value Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Litman Gregory Masters Value Fund - Institutional Class Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Value Fund were: Highest: 25.90% Quarter ended June 30, 2009 Lowest: -27.32% Quarter ended December 31, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Value Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Value Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Value Fund, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Value Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Value Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Value
		Fund, a tax deduction is provided that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Russell 3000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Lipper Large-Cap Value Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	759
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,667
Annual Return 2002	rr_AnnualReturn2002	(14.09%)
Annual Return 2003	rr_AnnualReturn2003	32.28%
Annual Return 2004	rr_AnnualReturn2004	14.70%
Annual Return 2005	rr_AnnualReturn2005	4.13%
Annual Return 2006	rr_AnnualReturn2006	16.77%
Annual Return 2007	rr_AnnualReturn2007	(2.34%)
Annual Return 2008	rr_AnnualReturn2008	(47.35%)
Annual Return 2009	rr_AnnualReturn2009	44.04%
Annual Return 2010	rr_AnnualReturn2010	11.30%
Annual Return 2011	rr_AnnualReturn2011	0.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.80%
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.39%
Litman Gregory Masters Value Fund (Prospectus Summary) | Litman Gregory Masters Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.39%

[1]	Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Value Fund, has contractually agreed to waive its advisory fee by 0.02% of the Value Fund's daily net assets through April 30, 2013. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the "Trust") upon sixty (60) days' written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Value Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.01% of expenses that Litman Gregory voluntarily waived.